Stockholders' Equity - Summary of Common Stock (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Series A [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	30,002,628,318	30,214,469,912
Unissued shares authorized for executives' stock compensation programs	936,375,524	531,739,616
Repurchased shares	307,207,506	0
Shares that guarantee the issuance of convertible securities	4,529,603,200	4,529,605,020
Shares authorized for the issuance of stock or convertible securities	302,144,720	0
Number of shares issued	36,077,959,268	35,275,814,548
Series B [Member]
Disclosure of Classes of Share Capital [Line Items]
Subscribed and paid shares	15,001,314,159	15,107,234,956
Unissued shares authorized for executives' stock compensation programs	468,187,762	265,869,808
Repurchased shares	153,603,753	0
Shares that guarantee the issuance of convertible securities	2,264,801,600	2,264,802,510
Shares authorized for the issuance of stock or convertible securities	151,072,360	0
Number of shares issued	18,038,979,634	17,637,907,274